Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	2013	2012

United States	$410,012	$52,145
Canada	156,496	141,360

	$566,508	$193,505

Schedule of Estimated Useful Lives of Property and Equipment [Table Text Block]
Years

Furniture and equipment	4
Computer equipment	2

Schedule of Fair Value of Convertible Promissory Notes Using the Black Scholes Option Pricing Model [Table Text Block]
Risk-free interest rate	0.21%
Expected life (years)	1.54
Expected volatility (1)	219.86%
Estimated stock price at date of issuance (2)	$0.25
Dividend yields	0.00%

Schedule of Net Loss Per Share [Table Text Block]
	2013	2012
Numerator
Net loss	$(1,332,996)	$(550,484)
Denominator
Weighted average common shares outstanding	20,363,483	9,702,823
Basic and diluted net loss per share	$(0.07)	$(0.06)

Anti-dilutive securities not included in diluted loss per share relating to:
warrants and options outstanding	4,047,506	214,506
Convertible debt	666,667	-
	4,714,173	214,506